Geographic information - Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 60,638,530	$ 59,291,578
Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	100.00%	100.00%
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 9,537,078	$ 10,005,969
China | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	15.70%	16.90%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 8,870,847	$ 9,104,327
United States | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	14.60%	15.40%
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 42,230,605	$ 40,181,282
Other countries | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	69.70%	67.70%